245 Summer Street

Fidelity® Investments

Boston, MA 02210

November 2, 2026

U.S. Securities & Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Attention: File Room

RE:

Fidelity Salem Street Trust (the trust): File Nos. 002-41839 and 811-02105
Fidelity Flex Conservative Income Bond Fund
Fidelity Intermediate Bond Fund
Fidelity Investment Grade Bond Fund
Fidelity SAI Enhanced Core Bond Fund
Fidelity SAI Low Duration Bond Fund
Fidelity SAI Short-Term Bond Fund
Fidelity SAI Sustainable Core Plus Bond Fund
Fidelity SAI Total Bond Fund
Fidelity Short-Term Bond Fund
Fidelity Tactical Bond Fund
(the fund(s))

________________________________________________________________________

Ladies and Gentlemen:

Transmitted herewith pursuant to Rule 497(j) under the Securities Act of 1933 is certification that the Prospectus(es) and Statement(s) of Additional Information with respect to the above referenced fund(s) do not differ from those filed in the most recent post-effective amendment, which was filed electronically.

Very truly yours,

/s/ Nicole Macarchuk

Nicole Macarchuk

Secretary of the Trust